SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government II Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 58.5%
U.S. Treasury Bills (A)
1.752%, 11/05/2019	$111,140	$111,118
1.692%, 11/07/2019	35,000	34,990
1.674%, 11/12/2019	309,915	309,757
1.693%, 11/19/2019	114,500	114,403
1.950%, 11/21/2019	13,195	13,181
1.967%, 11/29/2019	83,410	83,283
1.572%, 12/03/2019	100,000	99,878
1.689%, 12/10/2019	100,000	99,818
1.843%, 12/12/2019	1,000	998
2.154%, 12/19/2019	26,340	26,265
2.057%, 01/23/2020	15,000	14,930
1.857%, 02/20/2020	45,000	44,745
1.857%, 02/27/2020	28,775	28,601
1.850%, 03/12/2020	27,060	26,878
1.698%, 04/09/2020	14,135	14,029
1.633%, 04/16/2020	8,070	8,009
2.418%, 04/23/2020	32,500	32,129
1.771%, 09/10/2020	4,610	4,540
U.S. Treasury Notes
1.500%, 11/30/2019	20,000	19,991
2.000%, 01/31/2020	25,110	25,108
2.375%, 04/30/2020	7,405	7,424

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.500%, 05/15/2020	$4,170	$4,159
1.500%, 05/31/2020	3,815	3,807
1.625%, 06/30/2020	470	469
1.569%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	41,000	40,967
1.571%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	30,000	29,969
1.641%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	11,750	11,750
1.746%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	10,000	10,000

Total U.S. Treasury Obligations (Cost $1,221,196) ($ Thousands)		1,221,196

U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.2%
FFCB
1.816%, VAR ICE LIBOR USD 3 Month-0.120%, 01/27/2020	27,315	27,317
1.940%, VAR ICE LIBOR USD 1 Month-0.050%, 02/07/2020	20,870	20,870
1.876%, VAR ICE LIBOR USD 1 Month-0.045%, 03/12/2020	5,550	5,550
1.754%, 05/28/2020	18,485	18,480
1.873%, VAR ICE LIBOR USD 1 Month-0.005%, 06/18/2020	2,230	2,230

SEI Daily Income Trust / Quarterly Report / October 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government II Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.846%, VAR ICE LIBOR USD 1 Month+0.000%, 06/19/2020	$16,500	$16,505
1.839%, VAR ICE LIBOR USD 1 Month- 0.050%, 08/17/2020	6,265	6,265
1.887%, VAR ICE LIBOR USD 1 Month-0.040%, 09/11/2020	8,630	8,630
1.946%, VAR ICE LIBOR USD 1 Month+0.025%, 12/14/2020	7,925	7,924
1.936%, VAR ICE LIBOR USD 1 Month+0.045%, 04/16/2021	12,670	12,670
1.786%, VAR US Treasury 3 Month Bill Money Market Yield+0.260%, 06/17/2021	8,075	8,074
1.751%, VAR US Treasury 3 Month Bill Money Market Yield+0.225%, 07/08/2021	4,170	4,170
FFCB DN (A)
1.571%, 01/31/2020	66,695	66,431
2.420%, 02/04/2020	9,395	9,336
2.002%, 02/06/2020	50,000	49,733
2.396%, 02/21/2020	7,845	7,788
FHLB
1.590%, VAR United States Secured Overnight Financing Rate+0.010%, 11/13/2019	22,570	22,570
1.610%, VAR United States Secured Overnight Financing Rate+0.030%, 12/06/2019	4,615	4,615
2.024%, VAR ICE LIBOR USD 3 Month-0.140%, 12/19/2019	8,040	8,040

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.590%, VAR United States Secured Overnight Financing Rate+0.010%, 12/20/2019	$9,015	$9,015
1.886%, VAR ICE LIBOR USD 1 Month-0.035%, 01/14/2020	4,970	4,970
1.630%, VAR United States Secured Overnight Financing Rate+0.050%, 01/17/2020 to 01/17/2020	16,585	16,585
1.590%, VAR United States Secured Overnight Financing Rate+0.010%, 01/24/2020	8,285	8,285
1.783%, VAR ICE LIBOR USD 1 Month-0.040%, 02/25/2020	8,545	8,545
1.873%, VAR ICE LIBOR USD 1 Month+0.050%, 03/25/2020	3,700	3,702
1.849%, VAR ICE LIBOR USD 1 Month-0.040%, 04/17/2020	16,400	16,400
2.066%, VAR ICE LIBOR USD 1 Month+0.050%, 05/08/2020 to 05/08/2020	8,560	8,560
1.600%, VAR United States Secured Overnight Financing Rate+0.020%, 05/22/2020	4,575	4,575
1.766%, VAR ICE LIBOR USD 1 Month-0.015%, 06/01/2020	5,310	5,310
1.615%, VAR United States Secured Overnight Financing Rate+0.035%, 06/19/2020	3,895	3,895

2	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government II Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.655%, VAR United States Secured Overnight Financing Rate+0.075%, 07/24/2020	$2,595	$2,595
1.685%, VAR United States Secured Overnight Financing Rate+0.105%, 10/01/2020	4,115	4,115
1.700%, VAR United States Secured Overnight Financing Rate+0.120%, 10/07/2020	5,190	5,190
1.710%, VAR United States Secured Overnight Financing Rate+0.130%, 10/16/2020	37,000	37,000
2.034%, VAR ICE LIBOR USD 3 Month- 0.125%, 12/21/2020	11,445	11,445
1.620%, VAR United States Secured Overnight Financing Rate+0.040%, 02/09/2021	3,330	3,330
1.695%, VAR United States Secured Overnight Financing Rate+0.115%, 03/12/2021	9,575	9,575
1.655%, VAR United States Secured Overnight Financing Rate+0.075%, 07/23/2021	4,575	4,575
FHLB DN (A)
1.500%, 11/01/2011	91,630	91,630
1.961%, 11/15/2011	45,000	44,966
2.154%, 11/13/2019	24,320	24,303
2.180%, 11/20/2019	38,215	38,171
1.897%, 11/22/2019	71,540	71,461
1.820%, 11/27/2019	29,340	29,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.727%, 11/29/2019	$12,810	$12,793
1.951%, 12/11/2019	15,130	15,097
1.686%, 12/13/2019	19,105	19,067
1.826%, 01/02/2020	15,650	15,601
1.717%, 01/03/2020	13,725	13,684
1.687%, 01/08/2020	11,925	11,887
1.687%, 01/10/2020	8,970	8,941
1.687%, 01/15/2020	13,795	13,747
1.833%, 01/22/2020	31,175	31,046
1.655%, 01/24/2020	4,530	4,513
1.969%, 02/07/2020	8,515	8,470
1.837%, 02/13/2020	3,805	3,785
1.874%, 03/13/2020	11,240	11,163
1.906%, 03/18/2020	15,535	15,422
1.908%, 03/20/2020	20,595	20,444
1.896%, 03/25/2020	10,210	10,133
1.684%, 04/03/2020	12,350	12,262
1.699%, 04/08/2020	27,820	27,613
1.652%, 04/15/2020	11,825	11,736
1.631%, 04/24/2020	6,195	6,146

Total U.S. Government Agency Obligations (Cost $1,048,247) ($ Thousands)		1,048,247

Total Investments in Securities — 108.7% (Cost $2,269,443) ($ Thousands)		$2,269,443

SEI Daily Income Trust / Quarterly Report / October 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government II Fund (Continued)

Percentages are based on Net Assets of $2,088,442 ($ Thousands).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

As of October 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.3%
FFCB
1.940%, VAR ICE LIBOR USD 1 Month-0.050%, 02/07/2020	$79,365	$79,365
1.950%, VAR ICE LIBOR USD 1 Month-0.040%, 03/06/2020	100,000	100,000
1.873%, VAR ICE LIBOR USD 1 Month-0.005%, 06/18/2020	8,755	8,755
1.839%, VAR ICE LIBOR USD 1 Month-0.050%, 08/17/2020	25,255	25,255
1.887%, VAR ICE LIBOR USD 1 Month-0.040%, 09/11/2020	33,895	33,894
1.946%, VAR ICE LIBOR USD 1 Month+0.025%, 12/14/2020	37,000	36,998
1.936%, VAR ICE LIBOR USD 1 Month+0.045%, 04/16/2021	50,760	50,760
1.786%, VAR US Treasury 3 Month Bill Money Market Yield+0.260%, 06/17/2021	27,935	27,931
1.751%, VAR US Treasury 3 Month Bill Money Market Yield+0.225%, 07/08/2021	15,470	15,470
2.049%, VAR ICE LIBOR USD 1 Month+0.110%, 07/09/2021	7,240	7,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.069%, VAR ICE LIBOR USD 1 Month+0.130%, 10/08/2021	$5,260	$5,260
FFCB DN (A)
1.571%, 01/31/2020	38,540	38,388
2.396%, 02/21/2020	34,000	33,751
1.814%, 05/14/2020	1,395	1,382
1.807%, 06/12/2020	1,950	1,928
1.805%, 07/06/2020	14,735	14,554
1.788%, 07/07/2020	1,395	1,378
FHLB
1.590%, VAR United States Secured Overnight Financing Rate+0.010%, 11/13/2019	117,965	117,965
1.610%, VAR United States Secured Overnight Financing Rate+0.030%, 12/06/2019	19,420	19,420
2.024%, VAR ICE LIBOR USD 3 Month-0.140%, 12/19/2019	29,005	29,005
1.590%, VAR United States Secured Overnight Financing Rate+0.010%, 12/20/2019	36,350	36,350
1.886%, VAR ICE LIBOR USD 1 Month-0.035%, 01/14/2020	26,280	26,280
1.630%, VAR United States Secured Overnight Financing Rate+0.050%, 01/17/2020 to 01/17/2020	62,290	62,290
1.590%, VAR United States Secured Overnight Financing Rate+0.010%, 01/24/2020	27,550	27,550

SEI Daily Income Trust / Quarterly Report / October 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.590%, VAR United States Secured Overnight Financing Rate+0.010%, 02/21/2020	$16,330	$16,330
1.762%, VAR ICE LIBOR USD 1 Month-0.060%, 02/24/2020	62,770	62,770
1.783%, VAR ICE LIBOR USD 1 Month-0.040%, 02/25/2020	45,060	45,060
1.849%, VAR ICE LIBOR USD 1 Month-0.040%, 04/17/2020	41,910	41,910
1.826%, VAR ICE LIBOR USD 3 Month-0.140%, 04/20/2020	46,785	46,785
2.047%, VAR ICE LIBOR USD 1 Month+0.050%, 05/08/2020	21,575	21,575
1.600%, VAR United States Secured Overnight Financing Rate+0.020%, 05/22/2020	15,635	15,635
1.615%, VAR United States Secured Overnight Financing Rate+0.035%, 06/19/2020	14,570	14,570
1.655%, VAR United States Secured Overnight Financing Rate+0.075%, 07/24/2020	13,635	13,635
1.680%, VAR United States Secured Overnight Financing Rate+0.100%, 07/29/2020	59,890	59,890
1.755%, VAR ICE LIBOR USD 1 Month-0.030%, 08/04/2020	28,850	28,850
1.610%, VAR United States Secured Overnight Financing Rate+0.030%, 08/21/2020	8,470	8,470

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.700%, VAR United States Secured Overnight Financing Rate+0.120%, 10/07/2020	$19,095	$19,095
2.034%, VAR ICE LIBOR USD 3 Month-0.125%, 12/21/2020	51,040	51,040
1.630%, VAR United States Secured Overnight Financing Rate+0.050%, 01/22/2021	10,605	10,605
1.620%, VAR United States Secured Overnight Financing Rate+0.040%, 02/09/2021	10,750	10,750
1.695%, VAR United States Secured Overnight Financing Rate+0.115%, 03/12/2021	39,405	39,405
1.655%, VAR United States Secured Overnight Financing Rate+0.075%, 07/23/2021	15,215	15,215
1.665%, VAR United States Secured Overnight Financing Rate+0.085%, 09/10/2021	44,170	44,170
FHLB DN (A)
1.961%, 11/15/2011	39,000	38,970
1.765%, 12/02/2015	100,000	99,848
2.088%, 11/07/2019	11,715	11,711
2.177%, 11/13/2019	92,920	92,853
2.405%, 11/18/2019	60,315	60,247
2.211%, 11/20/2019	153,800	153,622
1.913%, 11/22/2019	114,100	113,973
1.978%, 11/27/2019	45,625	45,560
1.967%, 11/29/2019	71,685	71,576

2	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.951%, 12/11/2019	$45,100	$45,003
1.686%, 12/13/2019	68,665	68,530
1.717%, 01/03/2020	48,965	48,819
1.910%, 01/08/2020	90,500	90,176
1.687%, 01/10/2020	31,915	31,811
1.687%, 01/15/2020	50,030	49,855
1.662%, 01/21/2020	50,205	50,018
1.657%, 01/22/2020	63,590	63,351
1.655%, 01/24/2020	16,525	16,462
1.980%, 02/07/2020	27,900	27,751
1.837%, 02/13/2020	13,145	13,076
1.874%, 03/13/2020	39,965	39,691
1.908%, 03/20/2020	70,905	70,384
1.896%, 03/25/2020	34,620	34,358
1.699%, 04/08/2020	49,040	48,675
1.652%, 04/15/2020	42,885	42,561
1.631%, 04/24/2020	34,635	34,363
FHLMC DN (A)
2.396%, 11/08/2019	4,020	4,018
1.882%, 01/17/2020	11,480	11,434
1.652%, 03/18/2020	104,185	103,530
FHLMC MTN
1.620%, VAR United States Secured Overnight Financing Rate+0.040%, 04/03/2020	15,450	15,450

Total U.S. Government Agency Obligations (Cost $2,964,605) ($ Thousands)		2,964,605

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Bills (A)
1.752%, 11/05/2019	$100,000	$99,980
1.719%, 11/19/2019	86,500	86,426
1.909%, 11/21/2019	4,085	4,081
1.572%, 12/03/2019	100,000	99,878
1.843%, 12/12/2019	4,000	3,992
2.154%, 12/19/2019	93,775	93,509
2.061%, 01/02/2020	50,000	49,824
1.637%, 01/23/2020	9,125	9,091
1.908%, 02/13/2020	50,000	49,727
1.857%, 02/20/2020	250,000	248,582
1.857%, 02/27/2020	60,920	60,552
1.850%, 03/12/2020	95,060	94,421
1.698%, 04/09/2020	49,635	49,263
1.633%, 04/16/2020	29,270	29,050
1.613%, 04/23/2020	200,000	198,453
U.S. Treasury Notes
2.000%, 01/31/2020	82,480	82,473
1.125%, 04/30/2020	7,140	7,115
2.375%, 04/30/2020	20,780	20,833
1.500%, 05/15/2020	38,035	37,928
1.500%, 05/31/2020	9,435	9,417
1.680%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	17,380	17,366
1.682%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	240,000	239,750

SEI Daily Income Trust / Quarterly Report / October 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.752%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	$209,530	$209,485
1.857%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	40,000	40,000

Total U.S. Treasury Obligations (Cost $1,841,196) ($ Thousands)		1,841,196

REPURCHASE AGREEMENTS — 32.6%
Bank of Nova Scotia
1.730%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $72,003,460(collateralized by various U.S. Treasury obligations, par value $1,204,000 - $67,953,500, 1.750% - 3.125%, 05/15/2023-08/15/2044; with total market value $73,443,569) (B)	72,000	72,000
Barclays Bank
1.730%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $100,004,806(collateralized by various U.S. Treasury obligations, par value $47,397,700 - $51,881,100, 1.625% - 2.750%, 08/31/2023-02/15/2026; with total market value $102,000,028) (B)	100,000	100,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (continued)
BNP Paribas
1.730%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $10,000,481 (collateralized by various U.S. Treasury obligations, par value $100 - $8,832,100, 1.625 - 3.000%, 10/31/2026-11/15/2044; with total market value $10,200,002) (B)	$10,000	$10,000
Bofa Securities
1.750%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $250,012,153(collateralized by various FHLMC, FNMA and GNMA, par value $4,807,437 - $100,000,000, 2.385% - 4.738%, 04/01/2024 - 11/01/2049; with total market value $257,500,001) (B)	250,000	250,000
Citigroup Global Markets
1.730%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $250,012,014(collateralized by various U.S. Treasury obligations, par value $500 - $97,647,800, 0.625% - 3.750%, 01/31/2021 - 02/15/2044; with total market value $255,000,108) (B)	250,000	250,000

4	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets
1.750%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $9,000,438 (collateralized by various GNMA, par value $100,000 - $5,825,818, 3.500 - 4.000%, 06/20/2047 - 08/20/2049; with total market value $9,180,000) (B)	$9,000	$9,000
Goldman Sachs
1.750%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $350,017,014(collateralized by various U.S. Treasury obligations, par value $90,000 - $119,211,000, 0.000% - 4.150%, 11/07/2019 - 02/15/2048; with total market value $357,000,000) (B)	350,000	350,000
Goldman Sachs
1.730%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $20,000,961 (collateralized by various U.S. Treasury obligations, par value $20,583,481, 0.000%, 05/15/2020; with total market value $20,400,000) (B)	20,000	20,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (continued)
J.P. Morgan
1.740%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $261,012,615 (collateralized by various U.S. Treasury obligations, par value $5,615 - $284,700,800, 0.000% - 0.000%, 11/15/2025 - 05/15/2049; with total market value $266,220,006) (B)	$261,000	$261,000
Mizuho Securities
1.740%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $8,000,387 (collateralized by various FMAC, par value $8,122,423, 3.000%, 11/01/2049; with total market value $8,240,000) (B)	8,000	8,000
MUFG Securities
1.730%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $284,013,648(collateralized by various U.S. Treasury obligations, par value $400,000 - $53,326,000, 0.000% - 4.375%, 04/30/2021 - 08/15/2048; with total market value $289,680,011) (B)	284,000	284,000

SEI Daily Income Trust / Quarterly Report / October 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (continued)
Natixis S.A.
1.750%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $65,003,160(collateralized by various FMAC, FNMA and U.S. Treasury obligations, par value $1,000 - $65,243,000, 0.000% - 3.500%, 07/16/2020 - 06/01/2049; with total market value $66,300,944) (B)	$65,000	$65,000
Natixis S.A.
1.730%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $26,001,249(collateralized by various U.S. Treasury obligations, par value $100 - $26,458,000, 0.000% - 2.750%, 02/20/2020 - 08/15/2047; with total market value $26,520,009) (B)	26,000	26,000
TD Securities
1.750%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $250,012,153(collateralized by various FMAC, FNMA and GNMA, par value $17,045,001 - $52,200,000, 3.500% - 4.500%, 04/01/2048 - 05/20/2049; with total market value $256,507,221) (B)	250,000	250,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (continued)
TD Securities
1.730%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $25,001,201(collateralized by various U.S. Treasury obligations, par value $24,051,200, 2.875%, 11/30/2023; with total market value $25,500,079) (B)	$25,000	$25,000
Wells Fargo Securities
1.730%, dated 10/31/2019, to be repurchased 11/01/2019, Repurchased price $304,014,609(collateralized by various U.S. Treasury obligations, par value $472,700 - $164,088,200, 0.000% - 1.500%, 12/24/2019 - 02/28/2023; with total market value $310,080,057) (B)	304,000	304,000

Total Repurchase Agreements (Cost $2,284,000) ($ Thousands)		2,284,000

Total Investments in Securities — 101.2% (Cost $7,089,801) ($ Thousands)		$7,089,801

Percentages are based on Net Assets of $7,003,652 ($ Thousands).
**	Rate shown is the 7-day effective yield as of October 31, 2019.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Tri-Party Repurchase Agreement.

6	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Government Fund (Continued)

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

USD — United States Dollar

VAR — Variable Rate

As of October 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Treasury II Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 103.4%
U.S. Treasury Bills (A)
1.790%, 11/12/2019	$74,140	$74,100
1.693%, 11/19/2019	33,500	33,473
1.915%, 11/21/2019	30,335	30,303
1.789%, 11/26/2019	74,000	73,909
1.572%, 12/03/2019	20,000	19,976
1.689%, 12/10/2019	50,000	49,909
2.154%, 12/19/2019	7,570	7,548
2.041%, 01/16/2020	10,000	9,957
2.057%, 01/23/2020	10,000	9,953
1.627%, 01/30/2020	20,000	19,919
1.920%, 02/06/2020	7,000	6,964
1.919%, 02/13/2020	10,000	9,945
1.857%, 02/27/2020	7,875	7,827
1.850%, 03/12/2020	7,880	7,827
1.700%, 04/09/2020	3,785	3,757
2.418%, 04/23/2020	7,925	7,835
1.623%, 04/30/2020	10,000	9,919
1.771%, 09/10/2020	1,335	1,315
U.S. Treasury Notes
1.500%, 11/30/2019	15,000	14,993
1.637%, VAR US Treasury 3 Month Bill Money Market Yield 0.000%, 01/31/2020	24,060	24,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.000%, 01/31/2020	$6,255	$6,254
1.375%, 03/31/2020	705	703
2.250%, 03/31/2020	1,025	1,026
1.670%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020	55,875	55,856
2.375%, 04/30/2020	1,000	1,002
1.500%, 05/15/2020	840	838
3.500%, 05/15/2020	715	721
1.500%, 05/31/2020	1,080	1,078
1.625%, 06/30/2020	135	135
1.680%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	11,000	10,996
1.682%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	9,000	8,991
1.752%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	10,140	10,137
1.857%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	12,000	11,990

Total U.S. Treasury Obligations (Cost $533,214) ($ Thousands)		533,214

Total Investments in Securities — 103.4% (Cost $533,214) ($ Thousands)		$533,214

SEI Daily Income Trust / Quarterly Report / October 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Treasury II Fund (Continued)

Percentages are based on Net Assets of $515,761 ($ Thousands).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

VAR — Variable Rate

As of October 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 37.2%

Communication Services — 1.1%
AT&T
3.034%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	$700	$703
Comcast
3.300%, 10/01/2020	1,730	1,753
2.429%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/2020	600	602
Fox
3.666%, 01/25/2022 (A)	85	88
Viacom
4.500%, 03/01/2021	205	211

		3,357

Consumer Discretionary — 1.5%
Dollar Tree
2.702%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	660
eBay
2.806%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	800	803

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors
3.009%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	$600	$601
General Motors Financial
2.916%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	450	451
2.862%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	525	525
Hyundai Capital America
2.967%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	450	451
Marriott International
2.752%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	375	377
2.738%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	525	526
Nissan Motor Acceptance MTN
2.494%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	500	500

		4,894

Consumer Staples — 1.2%
Conagra Brands
3.800%, 10/22/2021	325	336
2.703%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	750	750
Constellation Brands
2.000%, 11/07/2019	525	525

SEI Daily Income Trust / Quarterly Report / October 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
3.001%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	$550	$550
Philip Morris International
2.572%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,655	1,657

		3,818

Energy — 2.0%
MPLX
3.202%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,035	1,039
3.002%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	235	236
Occidental Petroleum
3.437%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	300	302
3.137%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	300	302
2.600%, 08/13/2021	1,425	1,434
Phillips 66
2.751%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	620	620
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	240	248
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	1,580	1,598
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	375	376

		6,155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Financials — 23.4%
ABN AMRO Bank MTN
2.702%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	$750	$753
AIG Global Funding
2.565%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	775	777
Ally Financial
4.125%, 03/30/2020	760	765
American Express
2.649%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	450	451
Assurant
3.363%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	77	77
Athene Global Funding
3.106%, VAR ICE LIBOR USD 3 Month+1.140%, 04/20/2020 (A)	650	653
Bank of America MTN
5.625%, 07/01/2020	2,065	2,115
3.146%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	634
3.126%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	400	405
Bank of Montreal MTN
2.559%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	1,535	1,539
Bank of New York Mellon MTN
1.950%, 08/23/2022	245	246

2	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
2.742%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	$375	$377
1.850%, 04/14/2020	1,350	1,350
BAT Capital
2.765%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	1,600	1,603
BB&T MTN
2.980%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	400	401
BBVA USA
2.868%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	500	501
BPCE MTN
3.370%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	253
Branch Banking & Trust
2.451%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	855	855
Canadian Imperial Bank of Commerce
2.581%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	1,500	1,503
2.100%, 10/05/2020	1,075	1,077
Capital One
3.086%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	500	504
2.150%, 09/06/2022	250	250
Capital One Financial
2.941%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	1,770	1,775

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charles Schwab
2.472%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	$360	$360
Citibank
2.844%, VAR ICE LIBOR USD 3 Month+0.596%, 05/20/2022	450	456
2.632%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	375	376
2.531%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	300	300
Citigroup
2.650%, 10/26/2020	385	388
2.450%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	1,720	1,724
Citizens Bank
2.942%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	550	552
2.895%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	550	552
2.702%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	700	702
2.678%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	550	551
Commonwealth Bank of Australia
2.849%, VAR ICE LIBOR USD 3 Month+0.640%, 11/07/2019 (A)	750	750
Cooperatieve Rabobank
2.840%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	808

SEI Daily Income Trust / Quarterly Report / October 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.366%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	$750	$752
Credit Agricole MTN
3.104%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	950	955
Danske Bank
5.000%, 01/12/2022 (A)	570	601
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	525	530
Danske Bank MTN
2.648%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	500
Deutsche Bank NY
2.971%, VAR ICE LIBOR USD 3 Month+0.970%, 07/13/2020	550	549
DNB Bank
2.455%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	550	551
European Investment Bank
2.164%, VAR United States Secured Overnight Financing Rate+0.320%, 10/08/2021	1,980	1,979
Fifth Third Bank
2.186%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	400	400
Ford Motor Credit LLC
3.374%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	346
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	1,450	1,461

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
3.328%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	$525	$529
3.046%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	758
HSBC Holdings PLC
2.782%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	450	451
2.724%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	640	641
Huntington National Bank
2.644%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	650	651
ING Groep
3.254%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	405
Inter-American Development Bank
2.406%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	1,600	1,599
Inter-American Development Bank MTN
2.201%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	1,685	1,689
Jackson National Life Global Funding
2.830%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	375	379
2.618%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,000	1,004

4	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
2.652%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	$550	$551
KeyBank
2.960%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	750	758
2.913%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	1,550	1,559
KeyCorp MTN
2.900%, 09/15/2020	690	696
Manufacturers & Traders Trust
2.734%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	450	452
2.210%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,000	1,000
Marsh & McLennan
3.500%, 12/29/2020	115	117
Metropolitan Life Global Funding
2.400%, 01/08/2021 (A)	795	800
Morgan Stanley
3.146%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	475	480
MUFG Union Bank
2.702%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	950	951
National Bank of Canada MTN
2.692%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	1,875	1,880

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York Life Global Funding
2.259%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	$600	$601
Penske Truck Leasing Lp
3.650%, 07/29/2021 (A)	400	410
PNC Bank
2.484%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	500	501
2.203%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	1,050	1,052
Reckitt Benckiser Treasury Services PLC
2.695%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	550	551
Regions Bank
2.676%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	450	450
Royal Bank of Canada
2.100%, 10/14/2020	2,235	2,241
Royal Bank of Canada MTN
2.326%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	580	582
Santander UK PLC
2.758%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	525	527
Standard Chartered PLC
3.116%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	525	528
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	530	532

SEI Daily Income Trust / Quarterly Report / October 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Banking
2.352%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	$250	$250
SunTrust Bank
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	450	450
2.457%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,835	1,837
Svenska Handelsbanken MTN
2.602%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	525	527
Synchrony Financial
3.517%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	600	601
Toronto-Dominion Bank MTN
2.568%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	1,600	1,606
U.S. Bank
2.597%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,250	1,251
UBS MTN
2.200%, 06/08/2020 (A)	1,465	1,467
UniCredit MTN
6.572%, 01/14/2022 (A)	350	377
Volkswagen Group of America Finance LLC
3.121%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	750	754
Wells Fargo
3.046%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	400	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
2.762%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	$650	$650
2.600%, 07/22/2020	1,715	1,724
2.300%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/2020	720	721

		72,952

Health Care — 2.6%
Amgen
2.631%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	450	451
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	425	434
Becton Dickinson
2.979%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	281	281
Bristol-Myers Squibb
2.550%, 05/14/2021 (A)	870	880
Cardinal Health
2.889%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	775	778
Cigna
3.200%, 09/17/2020	1,965	1,985
2.789%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	375	375
CVS Health
2.822%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	435	437

6	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dignity Health
2.637%, 11/01/2019	$1,260	$1,260
McKesson
3.650%, 11/30/2020	300	305
Sutter Health
2.286%, 08/15/2053	325	325
UnitedHealth Group
2.071%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	500	499

		8,010

Industrials — 1.9%
AerCap Ireland Capital DAC
4.500%, 05/15/2021	735	760
Air Lease
2.125%, 01/15/2020	300	300
Aviation Capital Group LLC
2.606%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	570	569
Caterpillar Financial Services MTN
2.382%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	1,600	1,600
Equifax
3.028%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	460	461
General Electric
2.514%, VAR ICE LIBOR USD 3 Month+0.410%, 03/28/2020	264	263
2.500%, 03/28/2020	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
John Deere Capital MTN
2.350%, 01/08/2021	$445	$448
PACCAR Financial MTN
2.441%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	150	150
United Technologies
2.818%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	375	375
2.603%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	600	600

		6,026

Information Technology — 1.7%
Broadcom
3.125%, 04/15/2021 (A)	2,185	2,211
2.375%, 01/15/2020	800	800
Hewlett Packard Enterprise
2.807%, VAR ICE LIBOR USD 3 Month+0.680%, 03/12/2021	775	778
2.763%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	375	375
IBM Credit LLC
2.594%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,140	1,145

		5,309

Materials — 0.4%
DowDuPont
3.766%, 11/15/2020	455	463
International Flavors & Fragrances
3.400%, 09/25/2020	245	248

SEI Daily Income Trust / Quarterly Report / October 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Syngenta Finance
3.698%, 04/24/2020 (A)	$450	$452

		1,163

Utilities — 1.4%
American Electric Power
2.150%, 11/13/2020	450	451
Consolidated Edison of New York
2.506%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	1,730	1,736
Dominion Energy
2.715%, 08/15/2021	130	131
2.450%, 01/15/2023 (A)	550	554
Duke Energy Progress LLC
2.282%, VAR ICE LIBOR USD 3 Month+0.180%, 09/08/2020	540	541
Florida Power & Light
2.639%, VAR ICE LIBOR USD 3 Month+0.400%, 05/06/2022	900	900

		4,313

Total Corporate Obligations (Cost $115,422) ($ Thousands)		115,997

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 35.3%
Automotive — 15.1%
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (A)	$21	$21
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl A
3.380%, 12/13/2021 (A)	245	246
American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/2022 (A)	218	219
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (A)	606	607
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/2021	43	43
Americredit Automobile Receivables Trust, Ser 2018-2, Cl A2A
2.860%, 11/18/2021	164	164
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A
2.930%, 06/20/2022	519	521
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	86	86
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	380	382
Carmax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	1,215	1,218

8	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carmax Auto Owner Trust, Ser 2019-4, Cl A2A
2.010%, 03/15/2023	$1,490	$1,491
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	123	123
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	157	157
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
2.368%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	416	416
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	204	204
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.368%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	809	809
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	224	227
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
2.284%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	410	409
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	322	328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	$1,115	$1,115
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	32	32
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (A)	152	152
CPS Auto Receivables Trust, Ser 2019-A, Cl A
3.180%, 06/15/2022 (A)	230	231
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	202	202
CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/2022 (A)	422	423
CPS Auto Receivables Trust, Ser 2019-D, Cl A
2.170%, 12/15/2022 (A)	415	415
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	68	68
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	313	313
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	250	251
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (A)	363	365
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	775	784

SEI Daily Income Trust / Quarterly Report / October 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	$3	$3
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	855	857
Drive Auto Receivables Trust, Ser 2019-1, Cl A3
3.180%, 10/17/2022	405	406
Drive Auto Receivables Trust, Ser 2019-2, Cl A2A
2.930%, 03/15/2022	249	249
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	275	277
Drive Auto Receivables Trust, Ser 2019-4, Cl A3
2.160%, 05/15/2023	375	375
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	595	595
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	656	657
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	665	673
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (A)	198	199
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	354	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2019-4A, Cl A
2.170%, 05/15/2023 (A)	$1,795	$1,795
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	69	69
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	236	238
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/22/2024 (A)	820	828
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	545	549
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/2022 (A)	69	69
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (A)	300	301
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl A
2.930%, 07/15/2022 (A)	310	311
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl A
2.590%, 09/15/2022 (A)	263	263
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (A)	675	675

10	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	$775	$773
First Investors Auto Owner Trust, Ser 2018- 1A, Cl A1
2.840%, 05/16/2022 (A)	36	36
First Investors Auto Owner Trust, Ser 2019- 1A, Cl A
2.890%, 03/15/2024 (A)	224	226
First Investors Auto Owner Trust, Ser 2019- 2A, Cl A
2.210%, 09/16/2024 (A)	555	555
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	43	43
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	218	219
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	345	348
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	328	331
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	633	638
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (A)	628	629
Ford Credit Auto Lease Trust, Ser 2019-B, Cl A2A
2.280%, 02/15/2022	480	481
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (A)	695	697

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	$450	$450
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (A)	497	498
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	435	435
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	203	204
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (A)	162	163
GLS Auto Receivables Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (A)	171	172
GLS Auto Receivables Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023 (A)	443	445
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	377	378
GM Financial Automobile Leasing Trust, Ser 2019-3, Cl A3
2.030%, 06/20/2022	475	476
GM Financial Automobile Leasing Trust, Ser 2019-4, Cl A2A
1.840%, 11/16/2022	565	565
GM Financial Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	600	612

SEI Daily Income Trust / Quarterly Report / October 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1
2.409%, VAR ICE LIBOR USD 1 Month+0.470%, 01/10/2033 (A)	$1,065	$1,065
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	770	775
Mercedes-Benz Auto Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	1,465	1,461
Mercedes-Benz Auto Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	310	313
Mercedes-Benz Auto Trust, Ser 2019-AA, Cl A
2.264%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	955	955
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	380	382
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	595	596
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	197	197
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (A)	280	281
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	790	791
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	273	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.030%, 02/15/2022	$85	$85
Santander Drive Auto Receivables Trust, Ser 2019-1, Cl A3
3.000%, 12/15/2022	275	276
Santander Retail Auto Lease Trust, Ser 2019- A, Cl A2
2.720%, 01/20/2022 (A)	413	415
Santander Retail Auto Lease Trust, Ser 2019- C, Cl A2A
1.890%, 09/20/2022 (A)	775	774
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	505	512
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	29	29
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	984	1,000
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (A)	164	165
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (A)	404	405
USAA Auto Owner Trust, Ser 2019-1, Cl A2
2.260%, 02/15/2022	395	396

12	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust, Ser 2019-A, Cl A2A
2.000%, 03/21/2022	$555	$555
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (A)	775	784
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	77	77
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (A)	470	472
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	480	480
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	1,075	1,076
World Omni Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	320	327
World Omni Auto Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	538	541
World Omni Select Auto Trust, Ser 2019-A, Cl A2A
2.060%, 08/15/2023	505	505

		47,102

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Card — 3.5%
American Express Credit Account Master Trust, Ser 2017-3, Cl A
1.770%, 11/15/2022	$575	$575
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	1,555	1,555
Capital One Multi-Asset Execution Trust, Ser 2018-A1, Cl A1
3.010%, 02/15/2024	1,490	1,516
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	215	214
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/2023	350	355
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/16/2024 (A)	385	385
Master Credit Card Trust II, Ser 2019-2A, Cl A
2.236%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/2023 (A)	490	490
Master Credit Card Trust, Ser 2019-1A, Cl A
2.326%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/2022 (A)	350	351
Penarth Master Issuer PLC, Ser 2018-1A, Cl A1
2.258%, VAR ICE LIBOR USD 1 Month+0.380%, 03/18/2022 (A)	825	825

SEI Daily Income Trust / Quarterly Report / October 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	$1,170	$1,196
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	525	527
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,175	1,180
Synchrony Credit Card Master Note Trust, Ser 2018-1, Cl A
2.970%, 03/15/2024	765	776
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.526%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	750	751

		10,696

Miscellaneous Business Services — 16.7%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.698%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	82	82
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.738%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	1	1
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	399	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	$600	$612
ALM VI, Ser 2018-6A, Cl A1B3
3.503%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	600	591
ALM XVII, Ser 2018-17A, Cl A1AR
3.233%, VAR ICE LIBOR USD 3 Month+0.930%, 01/15/2028 (A)	725	723
Apidos CLO XII, Ser 2018-12A, Cl AR
3.383%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	595
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (A)	300	301
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (A)	687	688
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	661	658
Barings CLO, Ser 2018-3A, Cl A1
3.228%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	372	371
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	319	327
Carlyle Global Market Strategies, Ser 2018-1A, Cl A1R2
3.273%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	650	644

14	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies, Ser 2018-2A, Cl A1R
3.036%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	$673	$672
CIFC Funding, Ser 2017-1A, Cl A1R
3.251%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	485	485
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	863	874
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	33	33
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	1,980	1,981
Cole Park CLO, Ser 2018-1A, Cl AR
3.328%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	750	750
Colombia Cent CLO, Ser 2018-27A, Cl A1
3.090%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	480	479
Credit Suisse Trust, Ser 2018-LD1, Cl A
3.420%, 07/25/2024 (A)	17	17
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
2.948%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	133	133
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	238	239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	$149	$150
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	365	367
DLL LLC, Ser 2018-1, Cl A2
2.810%, 11/17/2020 (A)	88	89
DLL LLC, Ser 2019-MT3, Cl A2
2.130%, 01/20/2022 (A)	760	760
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (A)	610	613
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (A)	1,360	1,362
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	665	667
KKR CLO 21, Ser 2018-21, Cl A
3.001%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	459
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.226%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	132	132
Magnetite VII, Ser 2018-7A, Cl A1R2
2.801%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	800	797
Magnetite VIII, Ser 2018-8A, Cl AR2
2.981%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	680

SEI Daily Income Trust / Quarterly Report / October 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	$7	$7
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028	51	51
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	207	209
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029	763	769
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	399	402
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	548	550
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	680	680
Mill City Mortgage Loan Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(B)	407	410
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	361	364
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	184	188
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	209	210
MMAF Equipment Finance LLC, Ser 2019-A, Cl A2
2.840%, 01/10/2022 (A)	610	614

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	$280	$280
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	61	61
Nationstar HECM Loan Trust, Ser 2019-1A, Cl A
2.651%, 06/25/2029 (A)(B)	161	161
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A1
2.180%, 08/15/2068 (A)	1,690	1,691
Navient Student Loan Trust, Ser 2017-3A, Cl A1
2.318%, VAR ICE LIBOR USD 1 Month+0.300%, 07/26/2066 (A)	47	47
Navient Student Loan Trust, Ser 2018-1A, Cl A2
2.368%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	543	542
Navient Student Loan Trust, Ser 2019-2A, Cl A1
2.288%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	464	463
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
2.658%, VAR ICE LIBOR USD 1 Month+0.640%, 05/25/2024 (A)	1,100	1,100

16	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2019-T5, Cl AT5
2.425%, 10/15/2051 (A)	$400	$400
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	511	535
New Residential Mortgage Loan Trust, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	469	476
New Residential Mortgage Loan Trust, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054	277	282
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
2.594%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	935	938
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
2.564%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	770	771
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	228	229
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	111	111
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	53	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	$494	$496
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	488	488
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	332	332
OCP CLO, Ser 2017-8A, Cl A1R
2.852%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	363	363
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029	185	187
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	265	269
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	550	559
OZLM VII, Ser 2018-7RA, Cl A1R
3.012%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	590	586
OZLM XII, Ser 2018-12A, Cl A1R
2.986%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	400	399
PRPM, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	225	226
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	290	292

SEI Daily Income Trust / Quarterly Report / October 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	$115	$115
RMF Buyout Issuance Trust, Ser 2019-1, Cl A
2.475%, 07/25/2029 (A)(B)	538	538
Shackleton, Ser 2018-6RA, Cl A
3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	500	500
SLC Student Loan Trust, Ser 2005-1, Cl A3
2.618%, VAR ICE LIBOR USD 3 Month+0.100%, 02/15/2025	304	304
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.446%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	15	15
SLM Student Loan Trust, Ser 2004-8A, Cl A5
2.776%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	12	12
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.366%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	155	154
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.396%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	205	204
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.656%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	587	587
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.976%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	333	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-9, Cl A
3.776%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	$345	$347
SoFi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (A)	175	175
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)	202	203
SoFi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	232	234
SoFi Consumer Loan Program, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	14	14
SoFi Consumer Loan Program, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	42	42
SoFi Consumer Loan Program, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	61	61
SoFi Consumer Loan Program, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	1,136	1,147
SoFi Consumer Loan Program, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	570	575
SoFi Consumer Loan Program, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	1,326	1,336

18	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	$2,041	$2,046
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.718%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	85	85
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	355	355
Symphony CLO XIV, Ser 2019-14A, Cl AR
2.951%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	800	800
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	189	190
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	54	54
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	58	58
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	48	48
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	127	127
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	210	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	$1,028	$1,040
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	859	867
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	213	215
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.618%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	352	351
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	196	197
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	134	136
Transportation Finance Equipment Trust, Ser 2019-1, Cl A2
1.900%, 01/24/2022 (A)	1,580	1,579
Treman Park CLO, Ser 2018-1A, Cl ARR
3.348%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	550	550
Tryon Park CLO, Ser 2018-1A, Cl A1SR
2.891%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	360	358
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	46	46
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	190	190
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	214	214

SEI Daily Income Trust / Quarterly Report / October 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2017-3A, Cl A1R
2.996%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	$320	$320
Z Capital Credit Partners CLO, Ser 2018-1A, Cl A1R
2.951%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	600	598

		52,056

Total Asset-Backed Securities (Cost $109,569) ($ Thousands)		109,854

MORTGAGE-BACKED SECURITIES — 18.7%
Agency Mortgage-Backed Obligations — 8.4%
FHLMC
4.472%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.011%, 02/01/2030	27	28
4.147%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.924%, 02/01/2022	5	5
FHLMC Multifamily Structured Pass Through Certificates, Ser K016, Cl A2
2.968%, 10/25/2021	425	432
FHLMC Multifamily Structured Pass Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	1,257	1,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	$165	$165
FHLMC Multifamily Structured Pass-Through Certificates, Ser KI03, Cl A
2.339%, VAR ICE LIBOR USD 1 Month+0.250%, 02/25/2023	261	261
FHLMC REMIC, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	533	543
FHLMC REMIC, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	662	670
FHLMC REMIC, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	751	762
FHLMC REMIC, Ser 2014-4323, Cl GA
3.000%, 06/15/2040	381	386
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	870	873
FHLMC REMIC, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	1,054	1,074
FHLMC REMIC, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	511	519
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.668%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	50	51
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.673%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	586	592

20	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.818%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	$435	$446
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
4.623%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	731	735
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.918%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	525	528
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
4.018%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	206	206
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.218%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	505	506
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.817%, 05/25/2048 (A)(B)	291	292
FNMA
6.000%, 01/01/2027	11	13
5.500%, 12/01/2023 to 12/01/2024	339	351
5.000%, 02/01/2023 to 03/01/2025	197	203
4.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.779%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.307%, 11/01/2023	$1	$1
4.661%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	2	2
4.479%, VAR ICE LIBOR USD 6 Month+1.834%, 09/01/2024	29	29
4.379%, VAR ICE LIBOR USD 6 Month+1.771%, 09/01/2024	13	13
4.344%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.087%, 05/01/2028	2	2
3.615%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	–	–
3.000%, 03/01/2030 to 12/01/2030	1,811	1,860
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.918%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	648	700
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.168%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	107	107
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M1
2.568%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2031	101	101
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	7	7

SEI Daily Income Trust / Quarterly Report / October 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2001-33, Cl FA
2.273%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	$9	$9
FNMA REMIC, Ser 2002-64, Cl FG
2.128%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	5	5
FNMA REMIC, Ser 2011-113, Cl AD
2.000%, 11/25/2026	241	240
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	339	344
FNMA REMIC, Ser 2011-38, Cl BA
4.000%, 02/25/2035	147	147
FNMA REMIC, Ser 2011-87, Cl JA
3.000%, 06/25/2040	355	359
FNMA REMIC, Ser 2012-63, Cl FE
2.223%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2038	261	261
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	103	106
FNMA REMIC, Ser 2014-39, Cl AB
3.000%, 09/25/2039	252	254
FNMA, Ser 2017-M13, Cl FA
2.698%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	224	223
FNMA, Ser M9, Cl A2
2.482%, 04/25/2022	249	252
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.493%, 01/25/2046 (A)(B)	920	939
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.401%, 05/25/2045 (A)(B)	120	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.401%, 05/25/2045 (A)(B)	$840	$839
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
2.142%, VAR ICE LIBOR USD 1 Month+0.320%, 02/25/2020	350	350
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	122	124
GNMA, Ser 2010-81, Cl PM
3.750%, 04/20/2039	386	390
GNMA, Ser 2012-31, Cl KA
1.500%, 12/20/2038	628	630
GNMA, Ser 2012-7, Cl MD
3.500%, 11/20/2038	650	657
GNMA, Ser 2013-124, Cl CP
2.500%, 06/20/2041	254	256
GNMA, Ser 2013-190, Cl GA
2.500%, 11/20/2038	1,452	1,461
GNMA, Ser 2015-119, Cl TG
1.800%, 05/20/2041	1,751	1,742
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	1,039	1,027
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
2.447%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	902	903
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
2.507%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	544	544

22	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
2.397%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	$36	$36
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
2.450%, VAR ICE LIBOR USD 1 Month+0.400%, 03/11/2020	74	74

		26,035

Non-Agency Mortgage-Backed Obligations — 10.3%
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	260	263
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	563	567
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	19	19
Angel Oak Mortgage Trust LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	109	109
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	77	77
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	240	243
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	569	577

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	$437	$440
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
2.878%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	750	750
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.328%, 07/25/2035 (B)	79	78
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
4.429%, 11/25/2035 (B)	8	8
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.878%, VAR ICE LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	800	798
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
4.495%, 06/25/2035 (B)	40	42
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
4.523%, 08/25/2035 (B)	83	84
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (A)	168	170
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A2
3.817%, 10/26/2048 (A)	754	765
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
2.778%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	267	267

SEI Daily Income Trust / Quarterly Report / October 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.920%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	$700	$701
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
3.080%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	440	440
BX Trust, Ser 2018-MCSF, Cl A
2.604%, VAR ICE LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	470	469
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.818%, VAR ICE LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	450	450
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
3.148%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	625	626
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	450	453
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.680%, 09/25/2034 (B)	14	14
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.725%, 03/25/2036 (B)	63	59
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	296	304

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	$201	$201
Citigroup Mortgage Loan Trust, Ser 2019-SST2, Cl A
2.948%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	775	774
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	83	83
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	242	243
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	612	617
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	448	453
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	188	190
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	199	200
COMM Mortgage Trust, Ser 2014-LC17, Cl A2
3.164%, 10/10/2047	42	42
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	20	20
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	1,258	1,258
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	563	563

24	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loans, Ser 2004-29, Cl 1A1
2.558%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	$12	$12
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
4.227%, 02/20/2036 (B)	59	54
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
3.258%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	925	926
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	27	27
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	76	76
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	87	87
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	107	107
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(B)	285	287
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	385	387

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	$511	$514
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
2.809%, VAR ICE LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	560	561
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(B)	169	169
Finance of America Structured Securities Trust, Ser 2019-HB1, Cl A
3.279%, 04/25/2029 (A)(B)	225	227
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	224	226
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
4.146%, 11/19/2035 (B)	101	99
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	259	259
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043	67	67
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/2034 (A)	1,500	1,543
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	412	412

SEI Daily Income Trust / Quarterly Report / October 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
2.728%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	$415	$414
GS Mortgage Securities Trust, Ser 2018-FBLU, Cl B
3.121%, VAR ICE LIBOR USD 1 Month+1.200%, 11/15/2035 (A)	1,280	1,280
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.664%, 07/25/2035 (B)	111	97
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.261%, 05/25/2037 (B)	102	87
Impac CMB Trust, Ser 2004-9, Cl 1A1
2.778%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	33	34
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.538%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	36	36
Impac CMB Trust, Ser 2005-3, Cl A1
2.498%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	34	34
Impac CMB Trust, Ser 2005-5, Cl A1
2.658%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	28	28
Impac CMB Trust, Ser 2005-8, Cl 1A
2.538%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	91	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A2
3.181%, 09/15/2047	$60	$60
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	282	282
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	1,208	1,210
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (A)	150	150
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.256%, 08/25/2035 (B)	40	40
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.212%, 05/25/2037 (B)	65	62
JPMorgan Mortgage Trust, Ser 2014-1, Cl 2A5
3.500%, 01/25/2044 (A)(B)	336	336
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
2.895%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	315	315
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
2.828%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	190	190

26	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Lanark Master Issuer PLC, Ser 2019-1A, Cl 1A1
3.295%, VAR ICE LIBOR USD 3 Month+0.770%, 12/22/2069 (A)	$187	$187
LSTAR Securities Investment, Ser 2019-4, Cl A1
3.589%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	491	493
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
4.291%, 06/25/2037 (B)	91	78
Merrill Lynch Mortgage Investors Trust, Ser 2005-A3, Cl A1
2.558%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	10	10
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	165	168
MFRA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	97	97
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A3
3.669%, 02/15/2047	514	520
Morgan Stanley Capital I Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	81	81
MortgageIT Trust, Ser 2005-5, Cl A1
2.538%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	97	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	$180	$181
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
2.928%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	520	519
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	232	242
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	261	269
OBX Trust, Ser 2018-1, Cl A2
2.668%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	53	53
OBX Trust, Ser 2018-EXP2, Cl 2A1A
2.768%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	571	570
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	348	351
Paragon Mortgages No. 12, Ser 2006-12A, Cl A2C
2.738%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	81	76
Paragon Mortgages No. 15, Ser 2007-15A, Cl A2C
2.630%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	187	175

SEI Daily Income Trust / Quarterly Report / October 31, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RFMSI Trust, Ser 2007-SA3, Cl 2A1
5.226%, 07/27/2037 (B)	$88	$79
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.584%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	10	10
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(B)	661	666
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	293	304
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	216	217
Spruce Hill Mortgage Loan Trust, Ser 19-SH1, Cl A1
3.265%, 04/29/2049 (A)	325	327
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	94	94
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	336	339
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 04/25/2059 (A)(B)	342	345
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.178%, 03/25/2036 (B)	125	123
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A2
2.855%, 05/15/2048	151	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	$800	$800
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.946%, 01/25/2035 (B)	29	30
Wells Fargo Mortgage-Backed Securities
Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	281	283
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	6	6
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A2
2.862%, 03/15/2047	24	24

		32,168

Total Mortgage-Backed Securities (Cost $58,169) ($ Thousands)		58,203

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Notes
1.776%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	1,000	999
1.752%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	1,050	1,049

28	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.680%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	$2,325	$2,323
1.375%, 08/31/2020 (C)	3,500	3,493
1.125%, 12/31/2019	2,420	2,417

Total U.S. Treasury Obligations (Cost $10,277) ($ Thousands)		10,281

MUNICIPAL BONDS — 2.6%

California — 0.5%
Bay Area Toll Authority, Sub-Ser, RB
2.075%, 04/01/2021	960	964
California State, GO Callable 10/01/2021 @ 100
2.862%, 04/01/2047 (D)	775	778

		1,742

Colorado — 0.5%
Colorado State, Housing & Finance Authority, RB Callable 11/04/2019 @ 100
1.880%, 10/01/2038 (D)	900	900
1.850%, 04/01/2040 (D)	600	600

		1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

New Jersey — 0.6%
Atlantic County, Improvement Authority, RB
3.250%, 06/17/2020	$610	$615
Jersey City, Ser A, GO
1.908%, 09/01/2020	505	504
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	715	715

		1,834

New York — 0.8%
New York State, Housing Finance Agency, Ser A, RB Callable 11/04/2019 @ 100
1.850%, 11/01/2048 (D)(E)	2,400	2,400

Pennsylvania — 0.1%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	370	370

Utah — 0.1%
Utah State, Board of Regents, Ser 2016-1, Cl A, RB
2.573%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	259	258

Total Municipal Bonds (Cost $8,093) ($ Thousands)		8,104

SEI Daily Income Trust / Quarterly Report / October 31, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.0%
Province of Ontario Canada
2.550%, 02/12/2021	$1,200	$1,212
Province of Quebec Canada
2.375%, 01/31/2022	2,000	2,029

Total Sovereign Debt (Cost $3,213) ($ Thousands)		3,241

COMMERCIAL PAPER — 1.0%
AllianceBernstein
1.811%, 11/06/2019 (A)	1,175	1,175
Experian Finance
2.072%, 11/08/2019 (A)	2,000	1,999

Total Commercial Paper (Cost $3,174) ($ Thousands)		3,174

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLMC
2.150%, 09/06/2022	1,200	1,195
FHLMC MTN
1.500%, 01/17/2020	1,000	999

Total U.S. Government Agency Obligations (Cost $2,198) ($ Thousands)		2,194

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 0.1%
BNP Paribas
1.740%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $300,015 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $338,596, 3.500% - 4.500%, 02/01/2034 - 06/01/2048; total market value $306,000) (F)	$300	$300

Total Repurchase Agreement (Cost $300) ($ Thousands)		300

Total Investments in Securities — 99.9% (Cost $310,415) ($ Thousands)		$311,348

30	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

A list of the open futures contracts held by the Fund at October 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	24	Jan-2020	$5,184	$5,174	$(10)
U.S. 5-Year Treasury Note	(1)	Jan-2020	(120)	(119)	1
U.S. 10-Year Treasury Note	(15)	Dec-2019	(1,975)	(1,954)	21
U.S. Long Treasury Bond	(1)	Dec-2019	(165)	(161)	4

			$2,924	$2,940	$16

Percentages are based on Net Assets of $311,546 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2019, the value of these securities amounted to $133,071 ($ Thousands), representing 42.7% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

(F)	Tri-Party Repurchase Agreement.

ARM – Adjustable Rate Mortgage

Cl – Class

CLO – Collateralized Loan Obligation

FDIC – Federal Deposit Insurance Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF– Freddie Mac Multi-Family

GMAC – General Motors Acceptance Corporation

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

NCUA – National Credit Union Association

PLC – Public Limited Company

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

USD – United States Dollar

VAR – Variable Rate

SEI Daily Income Trust / Quarterly Report / October 31, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Ultra Short Duration Bond Fund (Continued)

The following is a summary of the inputs as of October 31, 2019 in valuating the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$115,997	$–	$115,997
Asset-Backed Securities	–	109,854	–	109,854
Mortgage-Backed Securities	–	58,203	–	58,203
U.S. Treasury Obligations	–	10,281	–	10,281
Municipal Bonds	–	8,104	–	8,104
Sovereign Debt	–	3,241	–	3,241
Commercial Paper	–	3,174	–	3,174
U.S. Government Agency Obligations	–	2,194	–	2,194
Repurchase Agreement	–	300	–	300

Total Investments in Securities	$–	$311,348	$–	$311,348

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$26	$—	$—	$26
Unrealized Depreciation	(10)	—	—	(10)

Total Other Financial Instruments	$16	$—	$—	$16

*Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

32	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 80.5%

Agency Mortgage-Backed Obligations — 80.5%
FHLMC
4.941%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.362%, 06/01/2024	$5	$5
4.833%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.200%, 05/01/2024	5	5
4.703%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.210%, 06/01/2024	7	7
4.675%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.255%, 04/01/2029	9	10
4.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.254%, 07/01/2024	6	6
4.593%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.174%, 12/01/2023	260	268
4.542%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.144%, 12/01/2023	18	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 02/01/2022 to 12/01/2039	$4,668	$4,975
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 09/01/2020	1	1
3.000%, 11/01/2036 to 09/01/2048	21,467	22,025
2.500%, 02/01/2023 to 10/01/2034	6,301	6,369
FHLMC Multifamily Structured Pass Through Certificates, Ser KF35, Cl A
2.366%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2024	4,842	4,826
FHLMC Multifamily Structured Pass Through Certificates, Ser KF60, Cl A
2.506%, VAR ICE LIBOR USD 1 Month+0.490%, 02/25/2026	8,668	8,659
FHLMC Multifamily Structured Pass Through Certificates, Ser KF62, Cl A
2.496%, VAR LIBOR USD 1 Month+0.480%, 04/25/2026	17,000	16,989
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	282	339
FHLMC REMIC, Ser 2003-2571, Cl FY
2.671%, VAR LIBOR USD 1 Month+0.750%, 12/15/2032	3,794	3,859
FHLMC REMIC, Ser 2006-3148, Cl CF
2.321%, VAR LIBOR USD 1 Month+0.400%, 02/15/2034	171	172
FHLMC REMIC, Ser 2006-3174, Cl FA
2.221%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	2,563	2,550

SEI Daily Income Trust / Quarterly Report / October 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2006-3219, Cl EF
2.321%, VAR LIBOR USD 1 Month+0.400%, 04/15/2032	$3,009	$3,003
FHLMC REMIC, Ser 2007-3339, Cl HF
2.441%, VAR LIBOR USD 1 Month+0.520%, 07/15/2037	3,127	3,137
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,457	1,568
FHLMC REMIC, Ser 2011-3788, Cl FA
2.451%, VAR LIBOR USD 1 Month+0.530%, 01/15/2041	4,957	4,975
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	73	74
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	483	38
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	785	54
FHLMC REMIC, Ser 2012-4030, Cl FD
2.271%, VAR LIBOR USD 1 Month+0.350%, 02/15/2041	8,661	8,681
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	1,226	56
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	1,224	53
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	1,143	66
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	1,332	98
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	804	86

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	$629	$39
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	523	34
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	1,480	116
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	871	61
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	746	62
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	3,020	3,092
FHLMC REMIC, Ser 2014-4314, Cl GA
3.000%, 12/15/2039	3,077	3,130
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	2,620	240
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	9,343	9,424
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	1,574	159
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,221	184
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	1,460	1,506
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	1,570	306
FHLMC REMIC, Ser 3153, Cl FX
2.271%, VAR LIBOR USD 1 Month+0.350%, 05/15/2036	117	117

2	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	$3,385	$578
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	2,488	210
FNMA
7.000%, 06/01/2037	4	5
6.500%, 05/01/2026 to 01/01/2036	141	159
6.000%, 02/01/2023 to 09/01/2024	722	748
5.500%, 12/01/2020 to 06/01/2038	291	324
4.588%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.249%, 08/01/2029	120	125
4.580%, 01/01/2021	950	958
4.500%, 08/01/2021 to 08/01/2044	2,019	2,393
4.479%, VAR ICE LIBOR USD 6 Month+1.834%, 09/01/2024	136	140
4.380%, 04/01/2021	1,585	1,624
4.344%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.087%, 05/01/2028	7	7
4.330%, 04/01/2021 to 07/01/2021	3,670	3,781
4.302%, 07/01/2021	337	350
4.295%, 06/01/2021	3,436	3,554
4.279%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.888%, 12/01/2029	50	51
4.230%, 01/01/2021	4,334	4,406
4.210%, 07/01/2020	640	642
4.146%, VAR ICE LIBOR USD 6 Month+1.600%, 08/01/2027	57	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.066%, 07/01/2020	$2,422	$2,445
4.050%, 01/01/2021	1,000	1,015
4.040%, 06/01/2021	10,718	10,987
4.000%, 05/01/2026 to 04/01/2042	1,917	2,018
3.990%, 07/01/2021	80	82
3.980%, 07/01/2021 to 08/01/2021	8,810	9,082
3.970%, 06/01/2021	1,853	1,898
3.890%, 10/01/2023	832	892
3.850%, 01/01/2024	552	593
3.840%, 08/01/2021	6,390	6,550
3.810%, 11/01/2023	91	98
3.794%, 12/01/2020	2,985	3,036
3.770%, 09/01/2021	100	103
3.750%, 06/01/2022 to 09/01/2023	3,152	3,335
3.730%, 07/01/2022	2,036	2,105
3.700%, 11/01/2020	789	797
3.650%, 11/01/2021 to 08/01/2023	3,377	3,478
3.620%, 09/01/2020	6,545	6,576
3.590%, 10/01/2020	175	176
3.510%, 11/01/2021	1,027	1,054
3.500%, 02/01/2045	2,446	2,551
3.490%, 12/01/2020	6,022	6,075
3.400%, 03/01/2022	3,456	3,559
3.265%, 01/01/2022	737	762
3.250%, 12/01/2021	1,203	1,232
3.230%, 11/01/2020	2,991	3,004
3.150%, 01/01/2027	1,479	1,574
3.070%, 06/01/2027	965	1,023
3.008%, 04/01/2022 (A)	252	252
3.000%, 09/01/2027 to 02/01/2031	1,232	1,265

SEI Daily Income Trust / Quarterly Report / October 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.960%, 01/01/2027	$1,239	$1,308
2.940%, 06/01/2022	671	690
2.930%, 05/01/2022	667	683
2.830%, 06/01/2022	170	175
2.740%, 04/01/2022	148	151
2.580%, 08/01/2022	2,154	2,191
2.540%, 03/01/2023	614	626
2.500%, 08/01/2022 to 10/01/2034	22,674	22,949
2.450%, 11/01/2022	400	407
2.410%, 07/01/2021	138	138
2.366%, VAR LIBOR USD 1 Month+0.350%, 01/01/2023	782	780
2.360%, 04/01/2022	4,600	4,631
2.220%, 10/01/2022	2,125	2,143
2.150%, 05/01/2022	4,526	4,544
2.050%, 11/01/2023	1,251	1,257
1.750%, 06/01/2020	7,007	6,994
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	1,988	1,982
FNMA REMIC, Ser 1992-61, Cl FA
2.473%, VAR LIBOR USD 1
Month+0.650%, 10/25/2022	12	12
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	6	7
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	3	4
FNMA REMIC, Ser 1994-77, Cl FB
3.323%, VAR LIBOR USD 1 Month+1.500%, 04/25/2024	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2002-53, Cl FK
2.223%, VAR LIBOR USD 1 Month+0.400%, 04/25/2032	$79	$77
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	19	19
FNMA REMIC, Ser 2006-76, Cl QF
2.223%, VAR LIBOR USD 1 Month+0.400%, 08/25/2036	392	393
FNMA REMIC, Ser 2006-79, Cl DF
2.173%, VAR LIBOR USD 1 Month+0.350%, 08/25/2036	325	325
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	423	473
FNMA REMIC, Ser 2007-64, Cl FB
2.193%, VAR LIBOR USD 1 Month+0.370%, 07/25/2037	2,045	2,048
FNMA REMIC, Ser 2008-16, Cl FA
2.523%, VAR LIBOR USD 1 Month+0.700%, 03/25/2038	1,645	1,668
FNMA REMIC, Ser 2009-110, Cl FD
2.573%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	5,674	5,762
FNMA REMIC, Ser 2009-112, Cl FM
2.573%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	3,492	3,547
FNMA REMIC, Ser 2009-82, Cl FD
2.673%, VAR LIBOR USD 1 Month+0.850%, 10/25/2039	4,562	4,647

4	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-82, Cl FC
2.743%, VAR LIBOR USD 1 Month+0.920%, 10/25/2039	$4,204	$4,296
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	1,464	1,566
FNMA REMIC, Ser 2010-56, Cl AF
2.568%, VAR LIBOR USD 1 Month+0.550%, 06/25/2040	4,024	4,048
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	1,496	124
FNMA REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	439	40
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	4,843	373
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.470%, 05/25/2042 (A)	291	28
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	913	74
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	2,041	122
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	806	59
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	2,273	149
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	2,568	439
FNMA REMIC, Ser 2013-121, Cl FA
2.223%, VAR LIBOR USD 1 Month+0.400%, 12/25/2043	26,235	26,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2013-130, Cl FQ
2.023%, VAR LIBOR USD 1 Month+0.200%, 06/25/2041	$4,927	$4,902
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	6,760	6,716
FNMA REMIC, Ser 2014-50, Cl SC, IO
2.232%, 08/25/2044 (A)	3,285	185
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.065%, 04/25/2055 (A)	2,079	130
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.049%, 06/25/2055 (A)	2,514	148
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	2,166	2,236
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	467	44
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	968	118
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	1,010	74
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	938	180
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	5,899	6,136
FNMA REMIC, Ser 2017-35, Cl AH
3.500%, 04/25/2053	5,290	5,464
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	1,857	437
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	5,647	6,009

SEI Daily Income Trust / Quarterly Report / October 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2018-38, Cl PC
3.500%, 03/25/2045	$5,624	$5,736
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	6,009	6,292
FNMA REMIC, Ser 2018-70, Cl HA
3.500%, 10/25/2056	4,221	4,439
FNMA REMIC, Ser 2019-28, Cl JA
3.500%, 06/25/2059	5,317	5,636
FNMA TBA
6.000%, 11/01/2037	2,200	2,434
5.000%, 12/01/2037	19,900	21,298
4.000%, 11/12/2039	25,070	26,016
3.500%, 11/01/2040 to 12/01/2040	5,200	5,339
3.000%, 11/25/2026 to 12/12/2042	41,550	42,466
2.500%, 11/25/2027	20,700	20,922
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	1,418	112
FNMA, Ser 2017-M13, Cl FA
2.698%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	1,772	1,768
FNMA, Ser 2017-M5, Cl FA
2.662%, VAR ICE LIBOR USD 1 Month+0.490%, 04/25/2024	991	993
FNMA, Ser 2018- M12, Cl FA
2.441%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	1,510	1,508
FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/2021 (A)	6,137	6,251
FNMA, Ser M21, Cl X1, IO
1.568%, 05/25/2029 (A)	14,262	1,526

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
2.142%, VAR ICE LIBOR USD 1 Month+0.320%, 02/25/2020	$19,590	$19,587
GNMA
6.500%, 08/15/2037 to 02/20/2039	252	283
6.000%, 01/15/2024 to 06/15/2041	4,879	5,575
5.500%, 10/15/2034 to 02/15/2041	1,935	2,170
5.000%, 09/15/2039 to 04/15/2041	1,192	1,335
4.000%, 07/15/2041 to 08/15/2041	121	130
GNMA TBA
6.000%, 11/01/2033	1,600	1,766
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	3,027	596
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,213	282
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	2,365	2,435
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	811	823
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	3,791	672
GNMA, Ser 2012-27, IO
4.500%, 02/25/2042	4,457	533
GNMA, Ser 2012-51, Cl AB
1.500%, 07/20/2040	1,868	1,870
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	931	75
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	3,425	3,370

6	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-129, Cl AF
2.246%, VAR LIBOR USD 1 Month+0.400%, 10/20/2039	$7,028	$7,031
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	657	94
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	735	117
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	1,033	90
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	305	64
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	1,298	210
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	3,152	3,223
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	441	35
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	295	25
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	2,348	484
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	2,209	278
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	292	56
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	1,443	122
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	6,075	6,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	$1,257	$264
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	451	445
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	1,025	79
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	2,582	512
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	2,542	240
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	1,948	474
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	3,092	638
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	4,392	386
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	2,544	388
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	545	122
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	723	158
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	2,207	520
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	1,344	244
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	2,417	499
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	3,944	605

SEI Daily Income Trust / Quarterly Report / October 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2018-38, Cl AB
3.500%, 01/20/2048	$6,311	$6,689
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,925	475

Total Mortgage-Backed Securities (Cost $570,963) ($ Thousands)		574,999

U.S. TREASURY OBLIGATIONS — 21.0%
U.S. Treasury Notes
2.250%, 04/15/2022	62,525	63,595
2.000%, 10/31/2021	9,600	9,683
1.625%, 07/31/2020	30,005	30,007
1.125%, 09/30/2021	47,375	46,983

Total U.S. Treasury Obligations (Cost $149,723) ($ Thousands)		150,268

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
FHLMC
1.375%, 05/01/2020	48,663	48,602
FNMA
1.500%, 07/30/2020	32,700	32,670

Total U.S. Government Agency Obligations (Cost $81,316) ($ Thousands)		81,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS — 2.4%
BNP Paribas
1.74%, dated 10/31/19 to be repurchased on 11/01/19, repurchased price $7,300,353 (collateralized by FMAC, FNMA, GNMA, and U.S. Treasury obligations, ranging in par value $300 - $5,052,000, 2.125% - 4.500%, 08/31/2020 - 09/01/2049; with total market value $7,446,000) (B)	$7,300	$7,300
Deutsche Bank
1.75%, dated 10/31/19 to be repurchased on 11/01/19, repurchased price $9,700,472 (collateralized by FNMA, ranging in par value $3,602,116 - $6,887,429, 3.500% - 4.000%, 10/01/2047 - 06/01/2049; with total market value $9,894,000) (B)	9,700	9,700

Total Repurchase Agreements (Cost $17,000) ($ Thousands)		17,000

Total Investments in Securities — 115.3% (Cost $819,002) ($ Thousands)		$823,539

8	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Short-Duration Government Fund (Continued)

A list of the open futures contracts held by the Fund at October 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(458)	Dec-2019	$(59,722)	$(59,676)	$46
U.S. 2-Year Treasury Note	1,022	Jan-2020	220,762	220,345	(417)
U.S. 5-Year Treasury Note	76	Jan-2020	9,059	9,059	–
U.S. Long Treasury Bond	22	Dec-2019	3,637	3,550	(87)

			$173,736	$173,278	$(458)

Percentages are based on Net Assets of $714,293 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$574,999	$–	$574,999
U.S. Treasury Obligations	–	150,268	–	150,268
U.S. Government Agency
Obligations	–	81,272	–	81,272
Repurchase Agreements	–	17,000	–	17,000

Total Investments in Securities	$–	$823,539	$–	$823,539

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$46	$–	$–	$46
Unrealized Depreciation	(504)	–	–	(504)

Total Other Financial Instruments	$(458)	$–	$–	$(458)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For the period ended October 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 99.7%
Agency Mortgage-Backed Obligations — 99.7%
FHLMC
5.000%, 09/01/2029 to 10/01/2049	$440	$471
3.650%, 04/01/2030	316	352
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	66	5
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	110	8
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	167	8
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	164	7
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	539	45
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	164	12
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	87	5
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	77	5
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	107	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	$159	$16
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	235	45
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	141	28
FNMA
8.000%, 07/01/2025 to 09/01/2028	21	23
7.000%, 08/01/2029 to 09/01/2032	45	47
6.500%, 09/01/2032	49	55
5.000%, 03/01/2049 to 06/01/2049	710	760
3.460%, 09/01/2037	425	471
3.260%, 06/01/2027	182	196
3.230%, 02/01/2027	144	154
3.000%, 11/15/2042 to 07/01/2049	75	76
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/2020	1	1
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	3	3
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	112	9
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	113	8
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	251	43
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.065%, 04/25/2055 (A)	260	16
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	130	10

SEI Daily Income Trust / Quarterly Report / October 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	$117	$22
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	575	612
FNMA REMIC, Ser 2018-45, Cl AB
3.000%, 06/25/2048	204	210
FNMA TBA
4.500%, 12/01/2035	1,070	1,127
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	182	14
FNMA, Ser M21, Cl X1, IO
1.568%, 05/25/2029 (A)	1,360	146
GNMA
9.500%, 09/15/2020 to 10/15/2020	2	2
9.000%, 03/15/2020 to 05/15/2022	9	9
8.000%, 01/15/2022 to 03/15/2032	124	134
7.750%, 10/15/2026	17	19
7.500%, 02/15/2027 to 10/15/2035	128	145
7.250%, 01/15/2028	15	15
7.000%, 11/15/2031 to 11/15/2033	1,061	1,205
6.750%, 11/15/2027	7	8
6.500%, 10/15/2023 to 10/15/2038	339	395
6.000%, 12/15/2027 to 12/15/2040	799	900
5.500%, 01/15/2033 to 02/15/2041	663	758
5.000%, 06/15/2033 to 12/19/2168	1,939	2,188
4.500%, 08/15/2033 to 01/20/2046	2,820	3,027
4.000%, 03/20/2040 to 08/20/2049	9,839	10,408
3.875%, 05/15/2042	981	1,039
3.500%, 03/20/2041 to 10/20/2049	19,011	19,799
3.000%, 10/15/2042 to 05/20/2046	5,165	5,333

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.500%, 07/20/2045 to 12/20/2046	$1,676	$1,699
GNMA TBA
5.000%, 11/01/2039	590	623
4.500%, 11/15/2039	1,930	2,020
4.000%, 11/01/2035	1,567	1,629
3.500%, 12/15/2041	175	182
3.000%, 11/01/2042 to 12/01/2042	6,101	6,279
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	368	72
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	312	72
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	271	286
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	200	207
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	476	84
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	610	603
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	121	10
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	224	17
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	568	590
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	239	240
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	79	11

2	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	$100	$16
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	156	160
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	21	22
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	730	63
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	269
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	233	19
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	1,029	83
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	560	70
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	770	155
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	629	121
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	590	52
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	189	16
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	304	54
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	187	39
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	179	176

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	$464	$86
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	148	11
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	742	781
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	288	61
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	489	97
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	580	582
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	322	30
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	249	61
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	641	56
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	344	52
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	245	55
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	130	129
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	90	20
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	304	72
GNMA, Ser 2017-78, Cl AZ
3.000%, 05/20/2047	3	4

SEI Daily Income Trust / Quarterly Report / October 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	$493	$76
GNMA, Ser 2018-13, Cl DB
3.000%, 01/20/2048	456	470
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	259

Total Mortgage-Backed Securities (Cost $67,680) ($ Thousands)		69,243

REPURCHASE AGREEMENT — 13.9%
Deutsche Bank
1.75%, dated 10/31/19 to be repurchased on 11/01/19, repurchased price $9,700,472 (collateralized by FNMA, par value $18,302,303, 3.500%, 01/01/2043; with total market value $9,894,000) (B)	9,700	9,700

Total Repurchase Agreement (Cost $9,700) ($ Thousands)		9,700

Total Investments in Securities — 113.6% (Cost $77,380) ($ Thousands)		$78,943

4	SEI Daily Income Trust / Quarterly Report / October 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

GNMA Fund (Continued)

A list of the open futures contracts held by the Fund at October 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	10	Dec-2019	$1,309	$1,303	$(6)
U.S. 5-Year Treasury Note	16	Jan-2020	1,919	1,907	(12)
U.S. Long Treasury Bond	(1)	Dec-2019	(165)	(161)	4
Ultra 10-Year U.S. Treasury Note	(3)	Dec-2019	(432)	(426)	6

			$2,631	$2,623	$(8)

Percentages are based on Net Assets of $69,466 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Tri-Party Repurchase Agreement.

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IO – Interest Only – face amount represents notional amount

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$69,243	$–	$69,243
Repurchase Agreement	–	9,700	–	9,700

Total Investments in Securities	$–	$78,943	$–	$78,943

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$10	$–	$–	$10
Unrealized Depreciation	(18)	–	–	(18)

Total Other Financial Instruments	$(8)	$–	$–	$(8)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For the period ended October 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2019	5